Inventories - Summary of Inventories (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Inventories [line items]
Inventories	$ 3,826,387	$ 4,745,931	$ 5,714,352
Products [member]
Disclosure of Inventories [line items]
Inventories	2,782,335	3,234,508	4,671,074
Raw Material [member]
Disclosure of Inventories [line items]
Inventories	1,044,052	1,511,423	1,043,278
Gross carrying amount [member]
Disclosure of Inventories [line items]
Inventories	4,029,134	4,964,252	5,917,116
Gross carrying amount [member] | Products [member]
Disclosure of Inventories [line items]
Inventories	2,782,335	3,234,508	4,671,074
Gross carrying amount [member] | Raw Material [member]
Disclosure of Inventories [line items]
Inventories	1,246,799	1,729,744	1,246,042
Accumulated impairment [member]
Disclosure of Inventories [line items]
Inventories	(202,747)	(218,321)	(202,764)
Accumulated impairment [member] | Raw Material [member]
Disclosure of Inventories [line items]
Inventories	$ (202,747)	$ (218,321)	$ (202,764)